UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-01545

Eaton Vance Special Investment Trust
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	December 31

Date of Reporting Period:	March 31, 2008

Item 1. Schedule of Investments

Eaton Vance Balanced Fund as of March 31, 2008 (Unaudited)

Eaton Vance Balanced Fund (The Fund), a series of Eaton Vance Special Investment Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates.  The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests.  At March 31, 2008, the Fund owned 83.0% of Capital Growth Portfolio’s outstanding interests, 68.1% of Investment Grade Income Portfolio’s outstanding interests and 1.1% of Large-Cap Value Portfolio’s outstanding interests.  The Fund’s Schedule of Investments at March 31, 2008 is set forth below.

Investment	Value	% of Fund’s Net Assets
Capital Growth Portfolio
(identified cost, $87,206,861)	$96,806,513	33.7%
Investment Grade Income Portfolio
(identified cost, $98,207,728)	$99,158,424	34.5%
Large-Cap Value Portfolio
(identified cost, $72,048,661)	$91,569,660	31.8%

Total Investments — 100.0%
(identified cost, $257,463,250)	$287,534,597	100.0%

Other Assets, Less Liabilities - 0.0%	$92,068	0.0%

Net Assets - 100%	$287,626,665	100.0%

A copy of each Portfolio’s Form N-Q is available on the EDGAR database in the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

Eaton Vance Capital & Income Strategies Fund as of March 31, 2008 (Unaudited)

Eaton Vance Capital & Income Strategies Fund (The Fund), a series of Eaton Vance Special Investment Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates.  The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests.  At March 31, 2008, the Fund owned 0.2% of Boston Income Portfolio’s outstanding interests, less than 0.1% of Large-Cap Value Portfolio’s outstanding interests and 0.2% of Dividend Builder Portfolio’s outstanding interests.  The Fund’s Schedule of Investments at March 31, 2008 is set forth below.

Investment	Value	% of Fund’s Net Assets
Boston Income Portfolio (identified cost, $3,799,212)	$4,057,509	33.5%
Large-Cap Value Portfolio (identified cost, $3,897,301)	$4,006,262	33.1%
Dividend Builder Portfolio (identified cost, $3,771,719)	$4,048,252	33.4%

Total Investments — 100.0% (identified cost, $11,468,232)	$12,112,023	100.0%

Other Assets, Less Liabilities — 0.0%	$5,096	0.0%

Net Assets — 100%	$12,117,119	100.0%

A copy of each Portfolio’s Form N-Q is available on the EDGAR database in the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

Eaton Vance Dividend Builder Fund as of March 31, 2008 (Unaudited)

Eaton Vance Dividend Builder Fund (the Fund), a series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Dividend Builder Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2008, the value of the Fund’s investment in the Portfolio was $1,873,654,769 and the Fund owned approximately 99.8% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Dividend Builder Portfolio	as of March 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.0%

Security	Shares	Value
Aerospace & Defense — 3.3%
General Dynamics Corp.	250,000	$20,842,500
Lockheed Martin Corp. (1)	137,995	13,702,904
Raytheon Co.	200,000	12,922,000
United Technologies Corp.	200,000	13,764,000
		$61,231,404
Broadcasting and Cable — 1.0%
Rogers Communications, Inc., Class B (1)	500,000	$17,960,000
		$17,960,000
Capital Markets — 1.0%
Ameriprise Financial, Inc.	200,000	$10,370,000
Goldman Sachs Group, Inc.	55,000	9,096,450
		$19,466,450
Chemicals — 0.0%
Arkema ADR (2)	1,249	$67,508
		$67,508
Commercial Banks — 1.7%
HSBC Holdings PLC ADR	150,000	$12,345,000
PNC Financial Services Group, Inc.	150,000	9,835,500
U.S. Bancorp	280,000	9,060,800
		$31,241,300
Computer Peripherals — 0.6%
International Business Machines Corp.	100,000	$11,514,000
		$11,514,000
Construction & Engineering — 1.5%
Acciona S.A.	103,578	$27,835,124
		$27,835,124
Diversified Telecommunication Services — 5.8%
BCE, Inc. (1)	200,641	$6,767,621
Chunghwa Telecom Co., Ltd. ADR	400,000	10,408,000
Elisa Oyj (1)	750,000	18,794,859
Tele2 AB, Class B	1,300,000	24,641,116
TeliaSonera AB	4,000,000	32,176,845
Telstra Corp., Ltd.	6,053,000	15,586,934
		$108,375,375
Electric Utilities — 24.7%
CEZ AS	575,000	$44,231,587
CPFL Energia S.A. ADR (1)	218,968	13,352,669
E.ON AG	250,000	46,426,501
E.ON AG ADR	260,000	16,068,000
EDF Energies Nouvelles S.A. (1)	38,000	2,335,364
Edison International	675,000	33,088,500
Entergy Corp.	250,000	27,270,000
Exelon Corp.	350,000	28,444,500
FirstEnergy Corp.	475,000	32,594,500
Fortum Oyj (1)	850,000	34,804,741
FPL Group, Inc.	381,860	23,957,896
ITC Holdings Corp.	410,784	21,385,415
Mirant Corp. (1) (2)	550,000	20,014,500
NRG Energy, Inc. (1) (2)	940,000	36,650,600
PPL Corp.	550,000	25,256,000
Reliant Energy, Inc. (2)	200,000	4,730,000
RWE AG	300,000	37,011,382
Scottish and Southern Energy PLC	600,000	16,759,691
		$464,381,846
Electrical Equipment — 0.4%
JA Solar Holdings Co., Ltd. ADR (1) (2)	421,100	$7,832,460
		$7,832,460

1

Energy Equipment & Services — 2.1%
Diamond Offshore Drilling, Inc.	100,000	$11,640,000
Schlumberger, Ltd.	100,000	8,700,000
Transocean, Inc. (2)	139,920	18,917,184
		$39,257,184
Food & Staples Retailing — 1.8%
CVS Caremark Corp.	250,000	$10,127,500
Wal-Mart Stores, Inc.	450,000	23,706,000
		$33,833,500
Food Products — 2.0%
Nestle SA	75,000	$37,641,705
		$37,641,705
Gas Utilities — 1.6%
Enagas	800,000	$23,985,876
Questar Corp.	100,000	5,656,000
		$29,641,876
Health Care Equipment & Supplies — 1.2%
Covidien, Ltd.	525,000	$23,231,250
		$23,231,250
Insurance — 4.1%
AFLAC, Inc.	300,000	$19,485,000
Chubb Corp.	350,000	17,318,000
MetLife, Inc.	300,000	18,078,000
Travelers Companies, Inc. (The)	125,000	5,981,250
Zurich Financial Services AG	50,000	15,824,965
		$76,687,215
Integrated Oil — 1.0%
Statoil ASA ADR (1)	250,000	$7,467,500
Total SA ADR	150,000	11,101,500
		$18,569,000
IT Services — 2.0%
MasterCard, Inc., Class A	50,000	$11,149,500
Visa, Inc., Class A (2)	427,891	26,683,283
		$37,832,783
Media — 1.3%
Comcast Corp., Class A (1)	1,311,000	$25,354,740
		$25,354,740
Metals & Mining — 2.0%
BHP Billiton, Ltd. ADR (1)	200,000	$13,170,000
Goldcorp, Inc. (1)	650,000	25,187,500
		$38,357,500
Oil and Gas-Exploration and Development — 4.8%
Anadarko Petroleum Corp.	430,000	$27,102,900
Apache Corp.	350,000	42,287,000
Petroleo Brasileiro S.A. ADR (1)	206,194	21,054,469
		$90,444,369
Oil and Gas-Exploration and Production — 1.7%
Hess Corp.	200,000	$17,636,000
Southwestern Energy Co. (2)	400,000	13,476,000
		$31,112,000
Oil, Gas & Consumable Fuels — 4.1%
Occidental Petroleum Corp.	150,000	$10,975,500
Range Resources Corp.	175,000	11,103,750
Valero Energy Corp.	350,000	17,188,500
Williams Cos., Inc. (1)	850,000	28,033,000
XTO Energy, Inc.	150,000	9,279,000
		$76,579,750
Pharmaceuticals — 1.0%
Johnson & Johnson	300,000	$19,461,000
		$19,461,000
Real Estate Investment Trusts (REITs) — 1.0%
Simon Property Group, Inc. (1)	200,000	$18,582,000
		$18,582,000

2

Specialty Retail — 0.5%
Staples, Inc.	450,000	$9,949,500
		$9,949,500
Telecommunications Services — 9.3%
AT&T, Inc.	791,750	$30,324,025
Bell Aliant Regional Communications (2) (3)	27,940	816,647
BT Group PLC ADR	311,200	13,412,720
Koninklijke (Royal) KPN NV	1,700,000	28,804,170
Telefonica 02 Czech Republic AS	1,050,000	33,795,297
Telefonos de Mexico SA de CV (Telmex) ADR (1)	775,000	29,140,000
Telenor ASA (2)	555,900	10,727,782
TELUS Corp. (1)	200,000	8,370,000
Verizon Communications, Inc.	517,000	18,844,650
		$174,235,291
Thrifts & Mortgage Finance — 0.5%
Federal National Mortgage Association	350,000	$9,212,000
		$9,212,000
Tobacco — 2.4%
Altria Group, Inc.	425,000	$9,435,000
British American Tobacco PLC	400,000	15,045,529
Philip Morris International, Inc. (2)	425,000	21,496,500
		$45,977,029
Utilities-Electric and Gas — 8.3%
CMS Energy Corp. (1)	1,900,000	$25,726,000
Constellation Energy Group, Inc.	480,000	42,369,600
National Grid PLC	1,000,000	13,838,911
Public Service Enterprise Group, Inc.	705,336	28,347,454
Suez SA ADR	700,000	45,087,000
		$155,368,965
Water Utilities — 3.1%
Pennon Group PLC	300,000	$3,861,196
United Utilities PLC	950,003	13,048,511
Veolia Environment ADR (1)	600,000	41,958,000
		$58,867,707
Wireless Telecommunication Services — 3.2%
America Movil SAB de CV ADR, Series L	304,622	$19,401,375
Vimpel-Communications ADR	650,000	19,428,500
Vodafone Group PLC ADR	706,687	20,854,333
		$59,684,208
Total Common Stocks (identified cost $1,507,371,490)		$1,859,786,039

Short-Term Investments — 18.4%

	Shares/Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 3.32% (4) (5)	288,643	$288,643,465
Investment in Cash Management Portfolio, 2.81% (4)	$56,209	56,209,211
Total Short-Term Investments (identified cost $344,852,676)		$344,852,676
Total Investments — 117.4% (identified cost $1,852,224,166)		$2,204,638,715
Other Assets, Less Liabilities — (17.4)%		$(326,935,620)
Net Assets — 100.0%		$1,877,703,095

3

ADR	—	American Depository Receipt
(1)		All or a portion of this security was on loan at March 31, 2008.
(2)		Non-income producing security.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At March 31, 2008, the aggregate value of the securities is $816,647 or 0.04% of the Portfolio’s net assets.

(4)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments.  The rate shown is the annualized seven-day yield as of March 31, 2008. Income earned from investments in the Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended March 31, 2008 were $2,289,197 and $368,476, respectively.

(5)

The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at March 31, 2008.  Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. As of March 31, 2008, the Portfolio loaned securities having a market value of $278,112,039 and received $288,643,465 of cash collateral for the loans.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United States	69.4%	$1,303,506,186
Germany	4.4	83,437,884
Czech Republic	4.2	78,026,884
United Kingdom	3.3	62,553,837
Canada	3.2	59,101,768
Sweden	3.0	56,817,960
Finland	2.9	53,599,600
Switzerland	2.8	53,466,670
Spain	2.8	51,821,000
Netherlands	1.5	28,804,170
Australia	0.8	15,586,934
Norway	0.6	10,727,782
France	0.1	2,335,364
Long-Term Investments	99.0%	$1,859,786,039
Short-Term Investments		$344,852,676
Total Investments		$2,204,638,715

The Portfolio did not have any open financial instruments at March 31, 2008.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio owned at March 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,852,306,718
Gross unrealized appreciation	$390,723,307
Gross unrealized depreciation	(38,391,310)
Net unrealized appreciation	$352,331,997

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective January 1, 2008.  FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

4

At March 31, 2008, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	Quoted Prices	$1,706,643,983	$—
Level 2	Other Significant Observable Inputs	497,994,732	—
Level 3	Significant Unobservable Inputs	—	—
Total		$2,204,638,715	$—

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio held no investments or other financial instruments as of December 31, 2007 whose fair value was determined using Level 3 inputs.

Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Valuations for debt obligations are derived from the pricing vendors’ proprietary pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach which considers information regarding securities with similar characteristics in order to determine the valuation for a security. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The independent service uses a proprietary model to determine the exchange rate.  Inputs to the model include reported trades and implied bid/ask spreads.  The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

5

Eaton Vance Emerging Markets Fund as of March 31, 2008 (Unaudited)

Eaton Vance Emerging Markets Fund (the Fund), a series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Emerging Markets Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2008, the value of the Fund’s investment in the Portfolio was $139,825,308 and the Fund owned approximately 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Emerging Markets Portfolio	as of March 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 89.6%

Security	Shares	Value
Chemicals — 1.7%
Makhteshim-Agan Industries, Ltd.	322,866	$2,362,203
		$2,362,203
Commercial Banks — 10.3%
Banco do Brasil S.A.	286,150	$3,783,694
Grupo Financiero Banorte S.A. de C.V.	729,650	3,163,737
Kasikornbank Public Co., Ltd.	553,600	1,626,060
Public Bank Berhad	1,064,000	3,638,875
Sberbank GDR	3,000	1,032,132
Turkiye Garanti Bankasi AS	256,340	1,157,558
		$14,402,056
Computer Peripherals — 2.6%
Asustek Computer, Inc.	1,255,000	$3,696,862
		$3,696,862
Construction & Engineering — 2.2%
Daelim Industrial Co., Ltd.	11,080	$1,424,887
Gamuda Bhd.	1,549,600	1,605,909
		$3,030,796
Construction Materials — 1.9%
Siam Cement Public Company, Ltd. (1)	377,300	$2,618,630
		$2,618,630
Electric Utilities — 1.0%
RAO Unified Energy System GDR (2)	13,452	$1,395,645
		$1,395,645
Energy Equipment & Services — 3.3%
CAT Oil AG (2)	114,698	$1,945,180
Tenaris S.A. ADR	53,277	2,655,859
		$4,601,039
Food & Staples Retailing — 4.9%
Shinsegae Co., Ltd.	6,002	$3,790,640
Wal-Mart de Mexico S.A. de CV	738,900	3,108,941
		$6,899,581
Food Products — 2.0%
Bunge, Ltd.	31,400	$2,728,032
		$2,728,032
Hotels, Restaurants & Leisure — 2.0%
Resorts World Berhad	2,599,300	$2,809,219
		$2,809,219
Industrial Conglomerates — 2.3%
Barloworld, Ltd.	243,703	$3,237,858
		$3,237,858
Insurance — 9.1%
Cathay Financial Holding Co., Ltd.	2,059,241	$5,285,776
China Insurance International Holdings Co., Ltd. (2)	1,127,000	2,608,913
Samsung Fire & Marine Insurance Co., Ltd. (2)	23,210	4,811,831
		$12,706,520
Internet Software & Services — 1.0%
NHN Corp. (2)	6,210	$1,458,274
		$1,458,274
Machinery — 3.1%
PT United Tractors Tbk	3,157,500	$4,332,198
		$4,332,198
Media — 2.3%
CTC Media, Inc. (2)	117,000	$3,246,750
		$3,246,750

1

Metals & Mining — 10.7%
Cia Siderurgica Nacional S.A.	82,800	$2,973,886
Companhia Vale do Rio Doce ADR	121,800	4,219,152
Impala Platinum Holdings, Ltd.	58,950	2,274,528
POSCO	8,430	4,035,423
Shougang Concord International Enterprises Co., Ltd.	6,092,000	1,449,379
		$14,952,368
Oil, Gas & Consumable Fuels — 10.9%
CNOOC, Ltd.	2,430,000	$3,579,789
OAO Gazprom ADR	102,500	5,176,250
PetroChina Co., Ltd., Class H	2,400,000	3,004,865
Petroleo Brasileiro S.A.	69,100	3,540,560
		$15,301,464
Paper and Forest Products — 0.8%
Nine Dragons Paper Holdings, Ltd.	1,382,000	$1,136,384
		$1,136,384
Personal Products — 1.3%
Amorepacific Corp.	3,344	$1,811,571
		$1,811,571
Real Estate Management & Development — 2.0%
Guangzhou R&F Properties Co., Ltd.	1,016,800	$2,740,173
		$2,740,173
Road & Rail — 1.0%
All America Latina Logistica SA	138,800	$1,397,129
		$1,397,129
Semiconductors & Semiconductor Equipment — 4.9%
MediaTek, Inc.	223,000	$2,962,103
Taiwan Semiconductor Manufacturing Co., Ltd.	1,844,879	3,817,933
		$6,780,036
Wireless Telecommunication Services — 8.3%
America Movil SAB de CV, Class L	1,121,950	$3,564,668
China Mobile, Ltd.	265,000	3,981,446
Mobile TeleSystems ADR	54,200	4,111,070
		$11,657,184
Total Common Stocks (identified cost $103,212,436)		$125,301,972

Preferred Stocks — 2.4%

Security	Shares	Value
Electric Utilities — 2.0%
Cia Energetica de Minas Gerais	150,380	$2,710,022
		$2,710,022
Metals-Industrial — 0.4%
Cia Vale Do Rio Doce, Class A	20,500	$593,369
		$593,369
Total Preferred Stocks (identified cost $1,467,347)		$3,303,391

Rights — 0.0%

Security	Shares	Value
Hotels, Restaurants & Leisure — 0.0%
Resorts World Berhad, Expires 4/8/08	259,930	$41,650
		$41,650
Total Rights (identified cost $0)		$41,650

2

Warrants — 8.2%

Security	Shares	Value
Commercial Banks — 1.7%
ICICI Bank, Ltd., Exp. 1/17/17	120,423	$2,312,122
		$2,312,122
Construction & Engineering — 1.6%
Jaiprakash Associates, Ltd., Exp. 6/30/09	406,875	$2,297,623
		$2,297,623
Diversified Telecommunication Services — 2.3%
Bharti Airtel, Ltd., Exp. 7/27/12 (2)	155,380	$3,199,429
		$3,199,429
Oil, Gas & Consumable Fuels — 2.6%
Reliance Industries, Exp. 11/7/16 (2) (3)	63,990	$3,614,795
		$3,614,795
Total Warrants (identified cost $12,346,766)		$11,423,969
Total Investments — 100.2% (identified cost $117,026,549)		$140,070,982
Other Assets, Less Liabilities — (0.2)%		$(245,335)
Net Assets — 100.0%		$139,825,647

ADR	—	American Depository Receipt
GDR	—	Global Depository Receipt.
(1)		Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.
(2)		Non-income producing security.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, the aggregate value of the securities is $3,614,795 or 2.6% of the Portfolio’s net assets.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
Brazil	15.7%	$21,945,844
China	13.2	18,500,949
Republic of Korea	12.4	17,332,626
Russia	12.1	16,907,027
Taiwan	11.3	15,762,674
India	8.2	11,423,969
Mexico	7.0	9,837,346
Malaysia	5.8	8,095,653
South Africa	4.0	5,512,386
Indonesia	3.1	4,332,198
Thailand	3.0	4,244,690
Argentina	1.9	2,655,859
Israel	1.7	2,362,203
Turkey	0.8	1,157,558
	100.2%	$140,070,982

3

The Portfolio did not have any open financial instruments at March 31, 2008.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$66,201,508
Gross unrealized appreciation	2,476,619
Gross unrealized depreciation	(1,205,446)
Net unrealized appreciation	$1,271,173

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective January 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•                 Level 1 – quoted prices in active markets for identical investments

•                 Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                 Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

At March 31, 2008, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	Quoted Prices	$48,368,762	$—
Level 2	Other Significant Observable Inputs	91,702,220	—
Level 3	Significant Unobservable Inputs	—	—
Total		$140,070,982	$—

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio held no investments or other financial instruments as of December 31, 2007 whose fair value was determined using Level 3 inputs.

Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Valuations for debt obligations are derived from the pricing vendors’ proprietary pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach which considers information regarding securities with similar characteristics in order to determine the valuation for a security. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The independent service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

4

Eaton Vance Equity Asset Allocation Fund as of March 31, 2008 (Unaudited)

Eaton Vance Equity Asset Allocation Fund (The Fund), a series of Eaton Vance Special Investment Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates.  The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests.  At March 31, 2008, the Fund owned 8.7% of International Equity Portfolio’s outstanding interests, 2.9% of Large-Cap Growth Portfolio’s outstanding interests, less than 0.1% of Large-Cap Value Portfolio’s outstanding interests, 0.9% of Multi-Cap Growth Portfolio’s outstanding interests, 3.1% of Small-Cap Growth Portfolio’s outstanding interests and 5.3% of SMID-Cap Portfolio’s outstanding interests.  The Fund’s Schedule of Investments at March 31, 2008 is set forth below.

		% of Fund’s
Investment	Value	Net Assets
International Equity Portfolio (identified cost, $2,907,886)	$2,875,822	20.2%
Large-Cap Growth Portfolio (identified cost, $3,695,086)	$3,500,577	24.5%
Large-Cap Value Portfolio (identified cost, $3,251,550)	$3,171,616	22.2%
Multi-Cap Growth Portfolio (identified cost, $1,822,252)	$1,704,700	12.0%
Small-Cap Growth Portfolio (identified cost, $1,111,406)	$1,081,061	7.6%
SMID-Cap Portfolio (identified cost, $1,971,076)	$1,861,857	13.0%

Total Investments — 99.5% (identified cost, $14,759,256)	$14,195,633	99.5%

Other Assets, Less Liabilities — 0.5%	$68,972	0.5%

Net Assets — 100%	$14,264,605	100.0%

A copy of each Portfolio’s Form N-Q is available on the EDGAR database in the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

Eaton Vance Greater India Fund as of March 31, 2008 (Unaudited)

Eaton Vance Greater India Fund (the Fund), a series of Eaton Vance Special Investment Trust, invests substantially all of its assets in South Asia Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets.(1)  At March 31, 2008, the value of the Fund’s investment in the Portfolio was $1,159,549,519 and the Fund owned approximately 99.9% of the Portfolio’s outstanding interests.  The Portfolio’s Portfolio of Investments is set forth below.

(1) Effective May 1, 2008, the name of the South Asia Portfolio will change to Greater India Portfolio.

South Asia Portfolio (1)	as of March 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.5%

Security	Shares	Value

India — 94.5%

Automobiles — 1.9%
Mahindra and Mahindra Ltd.	363,095	$6,346,120
Maruti Suzuki India Ltd.	741,666	15,274,058
		$21,620,178
Beverages — 3.5%
United Spirits Ltd.	1,067,958	$40,358,674
		$40,358,674
Commercial Banks — 9.8%
Canara Bank Ltd.	1,647,839	$9,318,852
HDFC Bank Ltd.	1,136,009	38,309,580
ICICI Bank Ltd.	2,757,015	53,358,417
Union Bank of India Ltd.	3,576,201	12,617,494
		$113,604,343
Construction & Engineering — 8.7%
GMR Infrastructure (2)	3,565,285	$13,316,858
Jaiprakash Associates Ltd.	7,482,455	42,413,236
Larsen & Toubro Ltd.	596,322	45,476,585
		$101,206,679
Construction Materials — 2.9%
Grasim Industries Ltd. (2)	420,345	$27,161,006
Ultra Tech Cement Ltd. (2)	340,116	6,757,436
		$33,918,442
Diversified Financial Services — 2.9%
Power Finance Corporation Ltd.	8,405,069	$34,165,045
		$34,165,045
Diversified Telecommunication Services — 3.2%
Bharti Airtel Ltd. (2)	1,810,537	$37,440,655
		$37,440,655
Electric Utilities — 3.4%
Tata Power Co. Ltd.	1,342,702	$39,241,525
		$39,241,525
Electrical Equipment — 10.0%
ABB Ltd.	657,500	$19,441,728
Areva T&D India Ltd.	366,127	14,174,204
Bharat Heavy Electricals Ltd.	688,218	35,445,800
Sterlite Industries India Ltd. (2)	1,498,120	26,804,535
Suzlon Energy Ltd. (2)	2,968,165	19,591,177
		$115,457,444
Energy Equipment & Services — 2.6%
Aban Offshore Ltd.	401,529	$30,435,251
		$30,435,251

1

Gas Utilities — 3.0%
GAIL India Ltd.	3,201,479	$34,238,781
		$34,238,781
IT Services — 4.4%
Mphasis BFL Limited	4,403,879	$22,281,996
Tata Consultancy Services Ltd.	1,397,970	28,438,362
		$50,720,358
Machinery — 3.2%
Bharat Earth Movers Ltd.	716,301	$17,805,764
Tata Motors Ltd.	1,284,914	19,863,166
		$37,668,930
Media — 3.2%
Zee Entertainment Enterprises Ltd.	6,078,875	$37,347,279
		$37,347,279
Metals & Mining — 2.8%
Jindal Steel & Power Ltd.	263,446	$13,708,023
Tata Steel Ltd.	1,089,690	18,927,358
		$32,635,381
Oil, Gas & Consumable Fuels — 8.9%
Reliance Industries Ltd. (2)	1,834,838	$103,400,582
		$103,400,582
Pharmaceuticals — 4.0%
Glenmark Pharmaceuticals Ltd.	1,078,940	$13,199,422
Sun Pharmaceutical Industries Ltd. (2)	1,089,104	33,694,495
		$46,893,917
Real Estate Management & Development — 5.5%
DLF Ltd.	1,225,571	$19,819,547
Indiabulls Real Estate Ltd. (2)	2,376,918	29,047,035
Sobha Developers Ltd.	998,515	15,102,509
		$63,969,091
Software — 1.3%
Financial Technologies (India) Ltd.	385,865	$15,447,233
		$15,447,233
Thrifts & Mortgage Finance — 4.0%
Housing Development Finance Corp. Ltd.	768,874	$45,872,291
		$45,872,291
Tobacco — 1.2%
ITC Ltd.	2,714,179	$13,964,155
		$13,964,155
Transportation — 0.7%
Mundra Port and Sez Ltd. (2)	531,550	$7,667,861
		$7,667,861
Wireless Telecommunication Services — 3.4%
Reliance Communications Ltd.	3,053,160	$39,014,176
		$39,014,176

Total India (identified cost $992,686,901)		$1,096,288,271

Sri Lanka — 1.0%

Industrial Conglomerates — 0.6%
John Keells Holdings Ltd.	6,019,840	$6,673,199
		$6,673,199

2

Wireless Telecommunication Services — 0.4%
Dialog Telekom Ltd.	30,080,680	$4,677,690
		$4,677,690
Total Sri Lanka (identified cost $15,048,357)		$11,350,889
Total Common Stocks (identified cost $1,007,735,258)		$1,107,639,160

Warrants — 2.5%

Security	Shares	Value

India — 2.5%
Banking Index Benchmark Exchange Traded Scheme - Bank BeES	1,750,000	$29,023,741

Total India (identified cost $30,477,754)		$29,023,741

Total Warrants (identified cost $30,477,754)		$29,023,741

Total Investments — 98.0% (identified cost $1,038,213,012)		$1,136,662,901

Other Assets, Less Liabilities — 2.0%		$22,887,787

Net Assets — 100.0%		$1,159,550,688

(1)	Effective May 1, 2008, the name of the South Asia Portfolio will change to Greater India Portfolio.

(2)	Non-income producing security.

3

The Portfolio did not have any open financial instruments at March 31, 2008.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,038,591,547
Gross unrealized appreciation	246,623,664
Gross unrealized depreciation	(148,552,310)
Net unrealized appreciation	$98,071,354

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective January 1, 2008.  FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

At March 31, 2008, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	Quoted Prices	$14,341,060	$—
Level 2	Other Significant Observable Inputs	1,122,321,841	—
Level 3	Significant Unobservable Inputs	—	—
Total		$1,136,662,901	$—

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio held no investments or other financial instruments as of December 31, 2007 whose fair value was determined using Level 3 inputs.

Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Valuations for debt obligations are derived from the pricing vendors’ proprietary pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach which considers information regarding securities with similar characteristics in order to determine the valuation for a security. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service.  The independent service uses a proprietary model to determine the exchange rate.

4

Inputs to the model include reported trades and implied bid/ask spreads.  The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

5

Eaton Vance Institutional Short Term Income Fund	as of March 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Commercial Paper — 19.7%

	Principal
	Amount
Security	(000’s omitted)	Value
Banks and Money Services — 19.7%
American General Finance Corp., 3.05%, 5/14/08 (1)	$1,000	$996,358
Barton Capital Corp., 3.10%, 4/11/08 (1)	1,300	1,298,880
CBA (Delaware) Finance, Inc., 3.08%, 4/15/08	1,000	998,802
Fortis Funding, LLC, 2.75%, 4/3/08 (1)	2,000	1,999,694
Governor and Company of the Bank of Ireland, 2.90%, 5/13/08 (1)	500	498,308
ING US Funding, LLC, 2.75%, 4/1/08	3,800	3,800,000
Lehman Brothers Holdings, Inc., 3.05%, 10/9/08	300	295,145
Lehman Brothers Holdings, Inc., 4.26%, 6/11/08	830	823,027
Lehman Brothers Holdings, Inc., 4.34%, 5/12/08	900	895,552
Lincoln National Corp., 2.85%, 4/22/08 (1)	1,500	1,497,506
Macquire Bank Ltd., 4.56%, 4/10/08 (1)	600	599,316
Old Line Funding, LLC, 3.15%, 4/11/08 (1)	781	780,317
Royal Bank of Scotland, 3.08%, 5/6/08	1,415	1,410,763
Sheffield Receivables Corp., 3.15%, 4/10/08 (1)	630	629,504
UBS Finance Delaware, LLC, 3.02%, 5/22/08	1,270	1,264,567
Yorktown Capital, LLC, 3.05%, 4/23/08 (1)	506	505,057
Yorktown Capital, LLC, 3.27%, 4/4/08 (1)	569	568,845
		$18,861,641

Total Commercial Paper (identified cost $18,861,641)		$18,861,641

Corporate Bonds & Notes — 4.4%

	Principal
	Amount
Security	(000’s omitted)	Value
Banks and Money Services — 4.4%
American Express Centurion Bank, 3.068%, 9/17/08 (2)	$600	$599,802
American General Finance Corp., MTN, 2.785%, 6/27/08 (2)	600	596,732
American General Finance Corp., MTN, 3.014%, 9/18/08 (2)	600	595,553
CIT Group, Inc., MTN, 4.75%, 8/15/08	500	460,401
John Deere Capital Corp., 4.308%, 4/15/08 (2)	500	500,207
Royal Bank of Scotland PLC, 4.453%, 4/11/08 (2) (3)	1,500	1,500,063
		$4,252,758

Total Corporate Bonds & Notes (identified cost $4,278,130)		$4,252,758

Mortgage-Backed Securities — 30.4%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal National Mortgage Association, 1.65%, 4/1/08	$29,030	$29,030,000

Total Mortgage-Backed Securities (identified cost $29,030,000)		$29,030,000

1

Commercial Mortgage-Backed Securities — 22.1%

	Principal
	Amount
Security	(000’s omitted)	Value
COMM, Series 2005-F10A, Class A1, 2.918%, 4/15/17 (2) (4)	$1,501	$1,457,431
GSMS, Series 2001-Rock, Class A2FL, 3.479%, 5/3/18 (2) (4)	3,000	2,995,026
JPMCC, Series 2005-FL1A, Class A1, 2.928%, 2/15/19 (2) (4)	73	70,488
JPMCC, Series 2005-FL1A, Class A2, 2.998%, 2/15/19 (2) (4)	5,000	4,823,440
JPMCC, Series 2006-FL2A, Class A2, 2.948%, 11/15/18 (2) (4)	5,000	4,687,349
MLFT, Series 2006-1, Class A1, 2.888%, 6/15/22 (2) (4)	3,198	2,994,922
WBCMT, Series 2006-WL7A, Class A1, 2.908%, 9/15/21 (2) (4)	4,323	4,062,771

Total Commercial Mortgage-Backed Securities (identified cost $22,387,449)		$21,091,427

Preferred Stocks — 3.1%

Security	Shares	Value
Banks and Money Services — 3.1%
MBNA Capital D, 8.125%, 10/1/32	120,000	$2,982,891

Total Preferred Stocks (identified cost $3,000,000)		$2,982,891

Repurchase Agreements — 20.2%

	Principal
	Amount
Security	(000’s omitted)	Value
Morgan Stanley Repurchase Agreement, dated 3/31/08, due 04/01/08, with a maturity value of $19,296,206 and an effective yield of 2.25%, collateralized by U.S. Treasury Obligations with a rate range of 0.00% to 5.05%, maturity date range of 7/22/08 to 3/11/11 and an aggregate market value of $19,653,948.	$19,295	$19,295,000
Total Repurchase Agreements (identified cost $19,295,000)		$19,295,000
Total Investments — 99.9% (identified cost $96,852,220)		$95,513,717
Other Assets, Less Liabilities — 0.1%		$81,933
Net Assets — 100.0%		$95,595,650

COMM	—	Commercial Mortgage Pass Through Certificate
GSMS	—	GS Mortgage Securities Corporation II
JPMCC	—	JP Morgan Chase Commercial Mortgage Security Corp.
MLFT	—	Merrill Lynch Floating Trust
MTN	—	Medium-Term Note
WBCMT	—	Wachovia Bank Commercial Mortgage Trust
(1)

A security which has been issued under section 4(2) of the Securities Act of 1933 and is generally regarded as restricted and illiquid. This security may be resold in transactions exempt from registration or to the public if the security is registered. All such securities held are deemed liquid based on criteria and procedures authorized by the Trustees.

(2)		Variable rate security. The stated interest rate represents the rate in effect at March 31, 2008.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, the aggregate value of the securities is $1,500,063 or 1.57% of the Fund’s net assets.

(4)		Private placement security that may be resold to qualified investors.

2

The Fund did not have any open financial instruments at March 31, 2008.

The cost and unrealized appreciation (depreciation) of  investments of the Fund at March 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$96,852,220
Gross unrealized appreciation	165
Gross unrealized depreciation	(1,338,668)
Net unrealized depreciation	$(1,338,503)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective January 1, 2008.  FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

At March 31, 2008, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	Quoted Prices	$—	$—
Level 2	Other Significant Observable Inputs	95,513,717	—
Level 3	Significant Unobservable Inputs	—	—
Total		$95,513,717	$—

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund held no investments or other financial instruments as of December 31, 2007 whose fair value was determined using Level 3 inputs.

Fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Valuations for debt obligations are derived from the pricing vendors’ proprietary pricing models.  Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer.  The pricing vendor may use a matrix approach which considers information regarding securities with similar characteristics in order to determine the valuation for a security.  The value of preferred debt securities that are valued by a pricing service on an equity basis will be adjusted by an income factor, to be determined by the investment adviser, to reflect the next anticipated regular dividend. Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service in a manner similar to fixed income and debt securities described above. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

3

Eaton Vance Institutional Short Term Treasury Fund	as of March 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

U.S. Treasury Obligations — 50.9%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 4/3/08	$10,650	$10,649,574
U.S. Treasury Bill, 0.00%, 5/22/08	10,500	10,487,400
U.S. Treasury Bill, 0.00%, 4/17/08	7,500	7,497,300
U.S. Treasury Bill, 0.00%, 4/10/08	4,730	4,728,865
Total U.S. Treasury Obligations (identified cost $33,317,770)		$33,363,139

Repurchase Agreements — 49.1%

Security	Principal Amount (000’s omitted)	Value
JP Morgan Chase Repurchase Agreement, dated 3/31/08, due 4/1/08, with a maturity value of $15,877,551 and an effective yield of 1.25%, collateralized by U.S. Treasury Obligations with rates ranging from 2.375% to 4.25%, maturity dates ranging from 1/15/10 to 4/15/11 and an aggregate market value of $16,058,956.	$15,877	$15,877,000
Morgan Stanley Repurchase Agreement, dated 3/31/08, due 4/1/08, with a maturity value of $16,301,634 and an effective yield of 1.40%, collateralized by a U.S. Treasury Obligation with a rate of 3.875%, with a maturity date of 5/15/09 and an aggregate market value of $16,394,789	16,301	16,301,000
Total Repurchase Agreements (identified cost $32,178,000)		$32,178,000
Total Investments — 100.0% (identified cost $65,495,770)		$65,541,139
Other Assets, Less Liabilities — (0.0)%		$(31,298)
Net Assets — 100.0%		$65,509,841

1

The Fund did not have any open financial instruments at March 31, 2008.

The cost and unrealized appreciation (depreciation) of investment of the Fund at March 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$65,496,527
Gross unrealized appreciation	44,612
Gross unrealized depreciation	—
Net unrealized appreciation	$44,612

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective January 1, 2008.  FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

At March 31, 2008, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	Quoted Prices	$	$—
Level 2	Other Significant Observable Inputs	65,541,139	—
Level 3	Significant Unobservable Inputs	—	—
Total		$65,541,139	$—

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund held no investments or other financial instruments as of December 31, 2007 whose fair value was determined using Level 3 inputs.

Fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Valuations for debt obligations are derived from the pricing vendors’ proprietary pricing models.  Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer.  The pricing vendor may use a matrix approach which considers information regarding securities with similar characteristics in order to determine the valuation for a security. Repurchase agreements are valued at amortized cost. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

2

Eaton Vance Investment Grade Income Fund  as of March 31, 2008 (Unaudited)

Eaton Vance Investment Grade Income Fund (the Fund), a series of Eaton Vance Special Investment Trust, invests substantially all of its investable assets in Investment Grade Income Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets.  At March 31, 2008, the value of the Fund’s investment in the Portfolio was $4,190,830 and the Fund owned approximately 2.9% of the Portfolio’s outstanding interests.  The Portfolio’s Portfolio of Investments is set forth below.

Investment Grade Income Portfolio	as of March 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds — 24.2%

	Principal
	Amount
Security	(000’s omitted)	Value
Appliances — 0.5%
Whirlpool Corp., 6.125%, 6/15/11	$320	$335,331
Whirlpool Corp., MTN, 5.50%, 3/1/13	380	386,590
		$721,921
Banks — 0.5%
National Australia Bank, Series A, 8.60%, 5/19/10	690	$745,495
		$745,495
Beverages — 0.6%
Anheuser-Busch Cos., Inc., 6.45%, 9/1/37	750	$812,205
		$812,205
Building and Development — 0.1%
K. Hovnanian Enterprises, 6.50%, 1/15/14	300	$204,000
		$204,000
Diversified Manufacturing — 1.1%
Ingersoll-Rand Co., 6.48%, 6/1/25	69	$70,612
Ingersoll-Rand Co., MTN, 6.015%, 2/15/28	1,310	1,424,236
Ingersoll-Rand Co., MTN, 6.13%, 11/18/27	90	97,485
		$1,592,333
Drugs — 0.8%
Abbott Laboratories, 5.60%, 5/15/11	750	$796,828
Merck & Co., Inc., MTN, 5.76%, 5/3/37	335	373,115
		$1,169,943
Financial Services — 10.2%
American General Finance Corp., MTN, 5.40%, 12/1/15	1,475	$1,344,853
Associates Corp., N.A., 5.96%, 5/15/37	30	31,152
Bunge, Ltd. Finance Corp., 5.10%, 7/15/15	460	456,865
CIT Group, Inc., 5.80%, 10/1/36	965	752,308
CIT Group, Inc., MTN, 4.75%, 8/15/08	500	460,402
Citigroup, Inc., 6.125%, 11/21/17	900	900,290
Countrywide Home Loans, Inc., MTN, 3.25%, 5/21/08 (1)	500	490,366
Countrywide Home Loans, Inc., MTN, 4.125%, 9/15/09	1,100	991,399
Goldman Sachs Group, Inc., 6.15%, 4/1/18	1,155	1,155,417
HSBC Finance Corp., 5.25%, 1/14/11	775	772,820
IBM International Group Capital, 5.05%, 10/22/12	810	846,949
JP Morgan Chase & Co., 5.15%, 10/1/15	1,175	1,155,953
Merrill Lynch & Co., 5.70%, 5/2/17	785	746,997
Morgan Stanley, 3.875%, 1/15/09	945	944,817
Morgan Stanley, MTN, 6.625%, 4/1/18	840	841,816
Prudential Financial, Inc., MTN, 6.00%, 12/1/17	1,105	1,115,766
SLM Corp., MTN, 2.828%, 4/14/08 (2) (3)	1,000	985,769
Washington Mutual, Inc., 4.00%, 1/15/09	895	805,645
		$14,799,584
Foods — 2.8%
ConAgra Foods, Inc., 6.70%, 8/1/27	1,225	$1,276,799
Delhaize Group, 6.50%, 6/15/17	500	517,244
General Mills, Inc., 5.65%, 9/10/12	180	187,390
General Mills, Inc., 5.70%, 2/15/17	525	530,233
Kroger Co., 6.80%, 4/1/11	595	633,188
McDonald’s Corp., 5.80%, 10/15/17	865	909,915
		$4,054,769
Health Services — 0.4%
Laboratory Corp. of America, 5.50%, 2/1/13	545	$543,927
		$543,927
Household Products — 0.7%
Procter and Gamble Co., 4.95%, 8/15/14	990	$1,037,353
		$1,037,353

Lodging and Gaming — 0.2%
MGM Mirage, Inc., 8.50%, 9/15/10	$300	$311,250
		$311,250
Medical Products — 0.9%
Beckman Coulter, Inc., 7.05%, 6/1/26	1,200	$1,286,264
		$1,286,264
Oil & Gas-US Exploration & Production — 0.5%
XTO Energy, Inc., 6.25%, 8/1/17	685	$731,565
		$731,565
Oil and Gas-Equipment and Services — 1.6%
Burlington Resources, 9.875%, 6/15/10	635	$720,879
Northwest Natural Gas, MTN, 6.65%, 11/10/27	1,570	1,676,044
		$2,396,923
Retail-Department Stores — 0.3%
Federated Retail Holding, 5.90%, 12/1/16	500	$445,113
		$445,113
Retail-Drug Stores — 0.5%
CVS Caremark Corp., 5.75%, 6/1/17	640	$651,109
		$651,109
Super Regional Banks — 1.9%
Bank of America Corp., 5.49%, 3/15/19	750	$728,288
Wachovia Corp., MTN, 5.75%, 2/1/18	1,145	1,123,585
Wells Fargo Bank, N.A., 6.45%, 2/1/11	905	963,212
		$2,815,085
Utilities — 0.6%
Georgia Power Co., 5.70%, 6/1/17	865	$899,012
		$899,012
Total Corporate Bonds (identified cost $35,080,871)		$35,217,851

Agency Mortgage-Backed Securities — 29.0%

	Principal
	Amount
Security	(000’s omitted)	Value
FHLMC, Gold Pool#B10129, 3.50%, 10/1/18	$663	$645,808
FHLMC, Gold Pool#E00421, 6.00%, 3/1/11	67	69,483
FHLMC, Gold Pool#E00598, 5.50%, 12/1/13	475	487,597
FHLMC, Gold Pool#E00617, 5.50%, 1/1/14	762	782,337
FHLMC, Gold Pool#G18176, 5.00%, 4/1/22	4,339	4,387,618
FHLMC, PAC CMO, Series 1564-H, 6.50%, 8/15/08	6	5,975
FHLMC, PAC CMO, Series 1626-PT, 6.00%, 12/15/08	94	94,096
FHLMC, PAC CMO, Series 1758-G, 5.50%, 10/15/09	47	47,022
FHLMC, PAC CMO, Series 2534-HG, 4.50%, 4/15/16	556	560,418
FNMA, PAC CMO, Series 1993-211-PJ, 6.00%, 11/25/08	36	36,383
FNMA, Pool#256673, 5.50%, 4/1/37	6,879	6,951,490
FNMA, Pool#448183, 5.50%, 10/1/13	89	91,324
FNMA, Pool#535454, 6.00%, 2/1/15	170	175,426
FNMA, Pool#545937, 6.00%, 6/1/14	150	154,929
FNMA, Pool#545948, 6.00%, 12/1/14	110	114,116
FNMA, Pool#888222, 6.00%, 2/1/37	10,165	10,425,758
FNMA, Pool#918109, 5.00%, 5/1/37	7,313	7,244,423
FNMA, Pool#929009, 6.00%, 1/1/38	8,437	8,654,136
GNMA, PAC CMO, Series 1998-14-PH, 6.50%, 6/20/28	950	989,684
GNMA, Pool#781412, 6.50%, 2/15/17	397	413,197
Total Agency Mortgage-Backed Securities (identified cost $41,732,257)		$42,331,220

Commercial Mortgage-Backed Securities — 9.5%

	Principal
	Amount
Security	(000’s omitted)	Value
CSFB, Series 2003-C3, Class A2, 2.843%, 5/15/38	$549	$546,850
CSFB, Series 2003-C5, Class A2, 3.808%, 12/15/36	1,012	1,005,318

FUCMT, Series 1999-C1, Class A2, 6.07%, 10/15/35	$1,231	$1,231,999
GECMC, Series 2002-2A, Class A2, 4.97%, 8/11/36	795	791,459
GSMSC, Series 2001-Rock, Class A2FL, 3.48%, 5/3/18 (2) (3)	2,000	1,996,684
L-UCMT, Series 2002-C4, Class A3, 4.071%, 9/15/26	375	367,355
L-UCMT, Series 2004-C6, Class A6, 5.02%, 8/15/29	940	936,986
L-UCMT, Series 2004-C8, Class A3, 4.435%, 12/15/29	910	889,059
MLMT, Series 2003-Key1, Class A3, 4.893%, 11/12/35	1,405	1,380,109
MLMT, Series 2005-MCP1, Class AM, 4.805%, 6/12/43	1,225	1,149,522
MLMT, Series 2006-2, Class A4, 6.10%, 6/12/46 (3)	1,165	1,189,985
NASC, Series 1998-D6, Class A1B, 6.59%, 3/15/30	169	169,056
WBCMT, Series 2003-C4, Class A2, 4.566%, 4/15/35	929	896,592
WBCMT, Series 2005-C17, Class A4, 5.083%, 3/15/42	1,350	1,339,835
Total Commercial Mortgage-Backed Securities (identified cost $13,800,397)		$13,890,809

Asset-Backed Securities — 1.5%

	Principal
	Amount
Security	(000’s omitted)	Value
CHAIT, Series 2007-A15, Class A, 4.96%, 9/17/12	$1,105	$1,139,376
USAOT, Series 2007-2, Class A2, 5.04%, 4/15/10	1,105	1,113,887
Total Asset-Backed Securities (identified cost $2,209,883)		$2,253,263

U.S. Government Obligations — 11.3%

	Principal
	Amount
Security	(000’s omitted)	Value
FHLB, 3.75%, 8/18/09	$3,500	$3,573,210
FHLB, 5.25%, 1/14/09	2,710	2,772,471
FHLMC, 4.25%, 7/15/09	1,000	1,025,378
FHLMC, 5.00%, 9/16/08	5,000	5,060,180
FHLMC, 5.50%, 8/23/17	670	740,371
FNMA, 4.875%, 12/15/16	3,065	3,251,361
Total U.S. Government Obligations (identified cost $16,051,440)		$16,422,971

U.S. Treasury Obligations — 18.2%

	Principal
	Amount
Security	(000’s omitted)	Value
U.S. Treasury Bond, 4.50%, 2/15/36	$3,500	$3,616,760
U.S. Treasury Bond, 6.25%, 8/15/23	2,500	3,077,930
U.S. Treasury Bond, 6.375%, 8/15/27	7,000	8,909,691
U.S. Treasury Inflation Index Note, 2.00%, 1/15/14	3,427	3,712,476
U.S. Treasury Note, 4.625%, 2/15/17	6,500	7,141,368
Total U.S. Treasury Obligations (identified cost $24,122,190)		$26,458,225

Preferred Securities — 3.3%

Security	Shares	Value
Banks — 1.0%
Zion Capital Trust B, 8.00%, 9/1/32	1,450,000	$1,417,004
		$1,417,004
Financial Services — 1.3%
Federal Home Loan Mortgage Corp., Series V, 5.57%, 12/31/11	60,000	$1,146,000
PPTT, 2006-A GS, Class A, 5.697% (2)(3)	8,000	805,950
		$1,951,950

Insurance — 0.9%
RAM Holdings, Ltd., Series A, 7.50%, 12/15/66 (3)	2,000	$1,300,750
		$1,300,750
Thrifts & Mortgage Finance — 0.1%
Indymac Bank FSB, 8.50%, 5/29/49 (2)	21,150	$105,090
		$105,090
Total Preferred Securities (identified cost $6,224,612)		$4,774,794

Interest Rate Swaptions — 0.2%

Description	Notional Amount	Value
Options to receive 3-month USD-LIBOR-BBA Rate and pay 4.45%, expires 2/12/09	$6,500,000	157,430
Options to receive 3-month USD-LIBOR-BBA Rate and pay 5.422%, expires 8/13/08	6,000,000	52,680
Options to receive 3-month USD-LIBOR-BBA Rate and pay 5.44%, expires 2/11/09	3,500,000	95,305
Total Interest Rate Swaptions (identified cost $651,554)		$305,415

Short-Term Investments — 2.4%

	Shares/Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 3.32% (4) (5)	510	510,000
Investment in Cash Management Portfolio, 2.81% (4)	$2,960	2,959,542
Total Short-Term Investments (identified cost $3,469,542)		$3,469,542
Total Investments — 99.6% (identified cost $143,342,746)		$145,124,090
Other Assets, Less Liabilities — 0.4%		$571,550
Net Assets — 100.0%		$145,695,640

CHAIT	—	Chase Issuance Trust
CMO	—	Collateralized Mortgage Obligations
CSFB	—	Credit Suisse First Boston
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corporation (Freddie Mac)
FNMA	—	Federal National Mortgage Association (Fannie Mae)
FUCMT	—	First Union Commercial Mortgage Trust
GECMC	—	General Electric Commercial Mortgage Corporation
GNMA	—	Government National Mortgage Association (Ginnie Mae)
GSMSC	—	Goldman Sachs Mortgage Securities Corporation II
L-UCMT	—	LB-UBS Commercial Mortgage Trust
MLMT	—	Merrill Lynch Mortgage Trust
MTN	—	Medium-Term Note
NASC	—	Nomura Asset Securities Corporation
PAC	—	Planned Amortization Class
PPTT	—	Preferred Pass-Through Trust 2006
USAOT	—	USAA Auto Owner Trust
WBCMT	—	Wachovia Bank Commercial Mortgage Trust

(1)	All or a portion of this security was on loan at March 31, 2008.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At March 31, 2008, the aggregate value of the securities is $3,893,493 or 2.67% of the Portfolio’s net assets.

(3)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2008.
(4)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments.  The rate shown is the annualized seven-day yield as of March 31, 2008. Income earned from investments in the Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended March 31, 2008 were $177,348 and $103,405, respectively.

(5)

The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at March 31, 2008.  Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. As of  March 31, 2008, the Portfolio loaned securities having a market value of $490,366 and received $510,000 of cash collateral for the loans.

A summary of financial instruments at March 31, 2008 is as follows:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell	Notional Amount (000’s omitted)	Pay/Receive Annual Fixed Rate	Termination Date	Unrealized Appreciation (Depreciation)
JPMorgan Chase, N.A.	HSBC Capital Funding, LP (Preferred)	Sell	$2,000	0.350%	6/20/2011	$(157,488)
JPMorgan Chase, N.A.	HSBC Bank, PLC	Buy	2,000	0.095	6/20/2011	43,234
HSBC Bank	Pulte Homes, Inc.	Sell	1,000	0.880	6/20/2012	(105,141)
						$(219,395)

At March 31, 2008, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$143,050,800
Gross unrealized appreciation	4,000,495
Gross unrealized depreciation	(1,927,205)
Net unrealized appreciation	$2,073,290

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective January 1, 2008.  FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

At March 31, 2008, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	Quoted Prices	$6,021,383	$—
Level 2	Other Significant Observable Inputs	139,102,707	(219,395)
Level 3	Significant Unobservable Inputs	—	—
Total		$145,124,090	$(219,395)

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio held no investments or other financial instruments as of December 31, 2007 whose fair value was determined using Level 3 inputs.

Debt obligations (other than short-term obligations maturing in sixty days or less), including listed securities and securities for which price quotations are available will normally be valued on the basis of market valuations furnished by a pricing service. Valuations for debt obligations are derived from the pricing vendors’ proprietary pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach which considers information regarding securities with similar characteristics in order to determine the valuation for a security.  Short term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. The value of preferred equity securities that are valued by a pricing service on a bond basis will be adjusted by an income factor, to be determined by the investment adviser, to reflect the next anticipated regular dividend. The Fund’s investments in credit default swaps and swaptions are normally valued using valuations provided by a pricing vendor.  Such vendor valuations are based on the credit spread curves, benchmark curves, FX rates and swap details. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

Eaton Vance Large-Cap Growth Fund  as of March 31, 2008 (Unaudited)

Eaton Vance Large-Cap Growth Fund (the Fund), a series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Large-Cap Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets.  At March 31, 2008, the value of the Fund’s investment in the Portfolio was $98,446,749 and the Fund owned approximately 81.9% of the Portfolio’s outstanding interests.  The Portfolio’s Portfolio of Investments is set forth below.

Large-Cap Growth Portfolio	as of March 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.7%

Security	Shares	Value
Aerospace & Defense — 4.8%
Boeing Co. (The)	9,200	$684,204
General Dynamics Corp.	27,300	2,276,001
Rockwell Collins, Inc.	14,500	828,675
United Technologies Corp.	28,700	1,975,134
		$5,764,014
Air Freight & Logistics — 1.1%
FedEx Corp.	14,000	$1,297,380
		$1,297,380
Beverages — 2.6%
Coca-Cola Co. (The)	23,900	$1,454,793
PepsiCo, Inc.	22,350	1,613,670
		$3,068,463
Biotechnology — 4.5%
Genentech, Inc. (1)	20,500	$1,664,190
Genzyme Corp. (1)	22,000	1,639,880
Gilead Sciences, Inc. (1)	40,200	2,071,506
		$5,375,576
Capital Markets — 3.0%
Goldman Sachs Group, Inc.	5,900	$975,801
Invesco, Ltd.	61,000	1,485,960
State Street Corp.	15,200	1,200,800
		$3,662,561
Chemicals — 2.7%
Air Products and Chemicals, Inc.	9,600	$883,200
Celanese Corp., Class A	32,000	1,249,600
Ecolab, Inc.	26,000	1,129,180
		$3,261,980
Communications Equipment — 4.9%
Cisco Systems, Inc. (1)	100,200	$2,413,818
QUALCOMM, Inc.	47,200	1,935,200
Research In Motion, Ltd. (1)	13,500	1,515,105
		$5,864,123
Computer Peripherals — 3.5%
Apple, Inc. (1)	17,500	$2,511,250
Hewlett-Packard Co.	36,500	1,666,590
		$4,177,840
Diversified Financial Services — 1.6%
CME Group, Inc.	2,000	$938,200
Moody’s Corp. (2)	30,000	1,044,900
		$1,983,100
Electrical Equipment — 1.3%
Emerson Electric Co.	31,200	$1,605,552
		$1,605,552

1

Electronic Equipment & Instruments — 0.9%
Agilent Technologies, Inc. (1)	37,500	$1,118,625
		$1,118,625
Energy Equipment & Services — 2.9%
Schlumberger, Ltd.	15,000	$1,305,000
Transocean, Inc. (1)	16,004	2,163,741
		$3,468,741
Food & Staples Retailing — 3.5%
CVS Caremark Corp.	45,224	$1,832,024
Wal-Mart Stores, Inc.	45,700	2,407,476
		$4,239,500
Food Products — 3.6%
Cadbury Schweppes PLC ADR	29,600	$1,308,912
Nestle SA	3,400	1,706,424
William Wrigley Jr. Co. (2)	21,000	1,319,640
		$4,334,976
Health Care Equipment & Supplies — 4.7%
Medtronic, Inc.	44,000	$2,128,280
St. Jude Medical, Inc. (1)	30,600	1,321,614
Thoratec Corp. (1) (2)	72,000	1,028,880
Zimmer Holdings, Inc. (1)	15,100	1,175,686
		$5,654,460
Hotels, Restaurants & Leisure — 2.9%
International Game Technology	46,000	$1,849,660
Marriott International, Inc., Class A	46,700	1,604,612
		$3,454,272
Household Products — 2.6%
Colgate-Palmolive Co.	24,000	$1,869,840
Procter & Gamble Co.	17,168	1,202,962
		$3,072,802
Industrial Conglomerates — 2.7%
3M Co.	15,200	$1,203,080
General Electric Co.	54,400	2,013,344
		$3,216,424
Internet Software & Services — 5.3%
Akamai Technologies, Inc. (1)	49,000	$1,379,840
eBay, Inc. (1)	41,000	1,223,440
Google, Inc., Class A (1)	5,900	2,598,773
Yahoo!, Inc. (1) (2)	42,500	1,229,525
		$6,431,578
IT Services — 2.1%
MasterCard, Inc., Class A (2)	6,900	$1,538,631
Paychex, Inc.	30,000	1,027,800
		$2,566,431
Life Sciences Tools & Services — 1.1%
Thermo Fisher Scientific, Inc. (1)	22,300	$1,267,532
		$1,267,532
Machinery — 1.6%
Danaher Corp.	12,800	$973,184
Eaton Corp.	12,500	995,875
		$1,969,059

2

Media — 3.3%
Comcast Corp., Class A	62,500	$1,208,750
Omnicom Group, Inc.	30,000	1,325,400
Walt Disney Co.	44,300	1,390,134
		$3,924,284
Metals & Mining — 1.0%
Goldcorp, Inc.	30,000	$1,162,500
		$1,162,500
Multiline Retail — 0.8%
JC Penney Co., Inc.	24,800	$935,208
		$935,208
Oil, Gas & Consumable Fuels — 3.7%
Anadarko Petroleum Corp.	28,700	$1,808,961
Devon Energy Corp.	13,600	1,418,888
Hess Corp.	13,400	1,181,612
		$4,409,461
Pharmaceuticals — 6.7%
Abbott Laboratories	31,500	$1,737,225
Forest Laboratories, Inc. (1)	41,400	1,656,414
Johnson & Johnson	28,500	1,848,795
Merck & Co., Inc.	33,700	1,278,915
Pfizer, Inc.	75,600	1,582,308
		$8,103,657
Semiconductors & Semiconductor Equipment — 6.6%
Intel Corp.	87,000	$1,842,660
Intersil Corp., Class A	48,700	1,250,129
Linear Technology Corp. (2)	32,800	1,006,632
Marvell Technology Group, Ltd. (1)	91,600	996,608
Nvidia Corp. (1)	67,750	1,340,772
Texas Instruments, Inc.	54,500	1,540,715
		$7,977,516
Software — 5.6%
Adobe Systems, Inc. (1)	28,000	$996,520
Microsoft Corp.	101,420	2,878,300
Oracle Corp. (1)	89,500	1,750,620
VMware, Inc., Class A (1) (2)	26,332	1,127,536
		$6,752,976
Specialty Retail — 2.1%
Best Buy Co., Inc.	30,400	$1,260,384
J Crew Group, Inc. (1) (2)	27,800	1,227,926
		$2,488,310
Textiles, Apparel & Luxury Goods — 1.3%
Nike, Inc., Class B	23,900	$1,625,200
		$1,625,200
Wireless Telecommunication Services — 0.7%
Rogers Communications, Inc., Class B	24,000	$862,080
		$862,080
Total Common Stocks (identified cost $105,156,047)		$115,096,181

3

Short-Term Investments — 10.7%

	Shares/Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 3.32% (3) (4)	8,579	$8,578,876
Investment in Cash Management Portfolio, 2.81% (3)	$4,297	4,297,405
Total Short-Term Investments (identified cost $12,876,281)		$12,876,281
Total Investments — 106.4% (identified cost $118,032,328)		$127,972,462
Other Assets, Less Liabilities — (6.4)%		$(7,732,149)
Net Assets — 100.0%		$120,240,313

ADR	—	American Depository Receipt

(1)		Non-income producing security.

(2)		All or a portion of this security was on loan at March 31, 2008.

(3)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2008. Income earned from investments in the Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the Investment in Cash Management Porfolio for the fiscal year to date ended March 31, 2008 were $73,761 and $62,065, respectively.

(4)

The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at March 31, 2008. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. As of March 31, 2008, the Portfolio loaned securities having a market value of $8,263,472 and received $8,578,876 of cash collateral for the loans.

4

The Portfolio did not have any open financial instruments at March 31, 2008.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$118,072,909
Gross unrealized appreciation	13,378,557
Gross unrealized depreciation	(3,479,004)
Net unrealized appreciation	$9,899,553

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective January 1, 2008.  FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

At March 31, 2008, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	Quoted Prices	$126,266,038	$—
Level 2	Other Significant Observable Inputs	1,706,424	—
Level 3	Significant Unobservable Inputs	—	—
Total		$127,972,462	$—

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio held no investments or other financial instruments as of December 31, 2007 whose fair value was determined using Level 3 inputs.

Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Valuations for debt obligations are derived from the pricing vendors’ proprietary pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach which considers information regarding securities with similar characteristics in order to determine the valuation for a security. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The independent service uses a proprietary model to determine the exchange rate.  Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

5

Eaton Vance Large-Cap Value Fund as of March 31, 2008 (Unaudited)

Eaton Vance Large-Cap Value Fund (the Fund), a series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Large-Cap Value Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2008, the value of the Fund’s investment in the Portfolio was $8,141,211,895 and the Fund owned approximately 98.4% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Large-Cap Value Portfolio	as of March 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.4%

Security	Shares	Value
Aerospace & Defense — 5.5%
General Dynamics Corp.	1,750,000	$145,897,500
Lockheed Martin Corp.	1,450,000	143,985,000
United Technologies Corp.	2,400,000	165,168,000
		$455,050,500
Auto Components — 1.0%
Johnson Controls, Inc.	2,500,000	$84,500,000
		$84,500,000
Capital Markets — 5.8%
Ameriprise Financial, Inc.	3,750,000	$194,437,500
Bank of New York Mellon Corp. (The)	3,250,000	135,622,500
Goldman Sachs Group, Inc.	900,000	148,851,000
		$478,911,000
Chemicals — 0.5%
Air Products and Chemicals, Inc.	450,000	$41,400,000
		$41,400,000
Commercial Banks — 3.7%
PNC Financial Services Group, Inc.	1,600,000	$104,912,000
U.S. Bancorp	3,000,000	97,080,000
Wells Fargo & Co.	3,550,000	103,305,000
		$305,297,000
Communications Equipment — 1.2%
Nokia Oyj ADR (1)	3,100,000	$98,673,000
		$98,673,000
Computer Peripherals — 4.9%
Hewlett-Packard Co.	4,400,000	$200,904,000
International Business Machines Corp.	1,800,000	207,252,000
		$408,156,000
Diversified Financial Services — 4.5%
Bank of America Corp.	4,500,000	$170,595,000
JPMorgan Chase & Co.	4,750,000	204,012,500
		$374,607,500
Diversified Telecommunication Services — 4.6%
AT&T, Inc.	5,450,000	$208,735,000
Verizon Communications, Inc.	4,600,000	167,670,000
		$376,405,000
Electric Utilities — 2.1%
Edison International	3,500,000	$171,570,000
		$171,570,000
Energy Equipment & Services — 5.2%
Diamond Offshore Drilling, Inc.	775,000	$90,210,000
Halliburton Co. (1)	2,500,000	98,325,000
National-Oilwell Varco, Inc. (2)	1,650,000	96,327,000
Transocean, Inc. (2)	1,050,000	141,960,000
		$426,822,000
Food & Staples Retailing — 4.2%
CVS Caremark Corp.	1,700,000	$68,867,000
Kroger Co. (The)	4,500,000	114,300,000
Safeway, Inc.	2,600,000	76,310,000
Wal-Mart Stores, Inc.	1,600,000	84,288,000
		$343,765,000

1

Food Products — 2.3%
Nestle SA	385,000	$193,227,420
		$193,227,420
Health Care Providers & Services — 0.6%
Aetna, Inc.	1,250,000	$52,612,500
		$52,612,500
Hotels, Restaurants & Leisure — 0.8%
McDonald’s Corp.	1,150,000	$64,135,500
		$64,135,500
Household Products — 1.3%
Kimberly-Clark Corp.	1,700,000	$109,735,000
		$109,735,000
Independent Power Producers & Energy Traders — 2.9%
Mirant Corp. (1) (2)	3,000,000	$109,170,000
NRG Energy, Inc. (1) (2)	3,400,000	132,566,000
		$241,736,000
Industrial Conglomerates — 1.4%
General Electric Co.	3,100,000	$114,731,000
		$114,731,000
Insurance — 7.8%
Chubb Corp.	3,050,000	$150,914,000
Hartford Financial Services Group, Inc., (The)	700,000	53,039,000
Lincoln National Corp.	2,250,000	117,000,000
MetLife, Inc.	2,250,000	135,585,000
Travelers Companies, Inc. (The)	4,000,000	191,400,000
		$647,938,000
Machinery — 2.5%
Deere & Co.	1,550,000	$124,682,000
Eaton Corp.	1,000,000	79,670,000
		$204,352,000
Media — 2.3%
Comcast Corp., Class A	5,000,000	$96,700,000
Walt Disney Co.	2,850,000	89,433,000
		$186,133,000
Metals & Mining — 4.5%
Alcoa, Inc.	1,250,000	$45,075,000
BHP Billiton, Ltd. ADR (1)	1,400,000	92,190,000
Companhia Vale do Rio Doce ADR	1,250,000	43,300,000
Freeport-McMoRan Copper & Gold, Inc., Class B	1,325,000	127,491,500
Rio Tinto PLC ADR (1)	150,000	61,776,000
		$369,832,500
Multi-Utilities — 1.1%
Public Service Enterprise Group, Inc.	2,250,000	$90,427,500
		$90,427,500
Oil, Gas & Consumable Fuels — 12.0%
Anadarko Petroleum Corp. (1)	1,400,000	$88,242,000
Apache Corp.	1,050,000	126,861,000
ConocoPhillips	2,250,000	171,472,500
Exxon Mobil Corp.	1,500,000	126,870,000
Hess Corp.	1,900,000	167,542,000
Occidental Petroleum Corp.	2,350,000	171,949,500
Valero Energy Corp.	1,000,000	49,110,000
XTO Energy, Inc.	1,500,000	92,790,000
		$994,837,000
Pharmaceuticals — 5.5%
Abbott Laboratories	1,150,000	$63,422,500
Johnson & Johnson	2,000,000	129,740,000
Merck & Co., Inc.	3,050,000	115,747,500
Pfizer, Inc.	6,900,000	144,417,000
		$453,327,000

2

Real Estate Investment Trusts (REITs) — 2.6%
AvalonBay Communities, Inc. (1)	800,000	$77,216,000
Boston Properties Group, Inc. (1)	500,000	46,035,000
Simon Property Group, Inc.	1,000,000	92,910,000
		$216,161,000
Road & Rail — 2.0%
Burlington Northern Santa Fe Corp.	1,750,000	$161,385,000
		$161,385,000
Specialty Retail — 2.0%
Staples, Inc.	3,550,000	$78,490,500
TJX Companies, Inc. (The)	2,750,000	90,942,500
		$169,433,000
Textiles, Apparel & Luxury Goods — 0.7%
Nike, Inc., Class B (1)	850,000	$57,800,000
		$57,800,000
Tobacco — 1.4%
Altria Group, Inc.	1,600,000	$35,520,000
Philip Morris International, Inc. (2)	1,600,000	80,928,000
		$116,448,000
Wireless Telecommunication Services — 0.5%
Vodafone Group PLC ADR	1,500,000	$44,265,000
		$44,265,000
Total Common Stocks (identified cost $7,307,597,173)		$8,053,673,420
Short-Term Investments — 8.1%

	Shares/Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 3.32% (3) (4)	318,632	$318,632,210
Investment in Cash Management Portfolio, 2.81% (3)	$349,164	349,163,577
Total Short-Term Investments (identified cost $667,795,787)		$667,795,787
Total Investments — 105.5% (identified cost $7,975,392,960)		$8,721,469,207
Other Assets, Less Liabilities — (5.5)%		$(451,514,659)
Net Assets — 100.0%		$8,269,954,548

ADR	—	American Depository Receipt
(1)		All or a portion of this security was on loan at March 31, 2008.
(2)		Non-income producing security.
(3)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments.  The rate shown is the annualized seven-day yield as of March 31, 2008. Income earned from investments in the Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended March 31, 2008 were $3,384,354 and $2,612,725, respectively.

(4)

The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at March 31, 2008.  Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. As of March 31, 2008, the Portfolio loaned securities having a market value of $311,215,407 and received $318,632,210 of cash collateral for the loans.

3

The Portfolio did not have any open financial instruments at March 31, 2008.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$7,979,731,251
Gross unrealized appreciation	959,331,929
Gross unrealized depreciation	(217,593,973)
Net unrealized appreciation	$741,737,956

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective January 1, 2008.  FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

At March 31, 2008, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	Quoted Prices	$8,528,241,787	$—
Level 2	Other Significant Observable Inputs	193,227,420	—
Level 3	Significant Unobservable Inputs	—	—
Total		$8,721,469,207	$—

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio held no investments or other financial instruments as of December 31, 2007 whose fair value was determined using Level 3 inputs.

Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Valuations for debt obligations are derived from the pricing vendors’ proprietary pricing models.  Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer.  The pricing vendor may use a matrix approach which considers information regarding securities with similar characteristics in order to determine the valuation for a security. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The independent service uses a proprietary model to determine the exchange rate.  Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

4

Eaton Vance Real Estate Fund	as of March 31, 2008
PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.4%

Security	Shares	Value

Hotels, Resorts & Leisure — 5.7%
Marriott International, Inc., Class A	670	$23,021
Starwood Hotels & Resorts Worldwide, Inc.	210	10,868
		$33,889

Other — 2.8%
Brookfield Properties Corp.	360	$6,952
CB Richard Ellis Group, Inc., Class A (1)	435	9,413
		$16,365

Real Estate Investment Trusts — 87.9%

Health Care — 0.5%
Cogdell Spencer, Inc.	200	$3,144
		$3,144

Hotels & Resorts — 3.8%
DiamondRock Hospitality Co.	200	$2,534
Host Hotels & Resorts, Inc.	1,240	19,741
		$22,275

Industrial — 7.8%
AMB Property Corp.	370	$20,135
Eastgroup Properties, Inc.	160	7,434
ProLogis	320	18,835
		$46,404

Mall — 17.7%
General Growth Properties, Inc.	420	$16,031
Macerich Company (The)	255	17,919
Simon Property Group, Inc.	625	58,069
Taubman Centers, Inc.	245	12,764
		$104,783

Office — 23.8%
Alexandria Real Estate Equities, Inc.	140	$12,981
Boston Properties, Inc.	455	41,892
Corporate Office Properties Trust	100	3,361
Douglas Emmett, Inc.	520	11,471
Duke Realty Corp.	205	4,676
Highwoods Properties, Inc.	345	10,719
Liberty Property Trust, Inc.	205	6,378
SL Green Realty Corp.	120	9,776
Vornado Realty Trust	465	40,088
		$141,342

Residential — 18.0%
American Campus Communities, Inc.	225	$6,156
AvalonBay Communities, Inc.	435	41,986
BRE Properties, Inc.	155	7,062
Camden Property Trust	135	6,777
Equity Lifestyle Properties, Inc.	115	5,678
Equity Residential	735	30,495
Mid-America Apartment Communities, Inc.	115	5,732
Post Properties, Inc.	75	2,896
		$106,782

1

Shopping Center — 11.4%
Acadia Realty Trust	400	$9,660
Equity One, Inc.	125	2,996
Federal Realty Investment Trust	315	24,554
Kimco Realty Corp.	310	12,143
Regency Centers Corp.	285	18,457
		$67,810

Storage — 4.9%
Public Storage, Inc.	290	$25,700
U-Store-It Trust	325	3,682
		$29,382

Total Real Estate Investment Trusts		$521,922

Total Common Stocks (identified cost $599,271)		$572,176

Short-Term Investments — 4.9%

	Interest
Description	(000’s omitted)	Value
Investment in Cash Management Portfolio, 2.81% (2)	$29	$29,403
Total Short-Term Investments (identified cost $29,403)		$29,403
Total Investments — 101.3% (identified cost $628,674)		$601,579
Other Assets, Less Liabilities — (1.3)%		$(7,965)
Net Assets — 100.0%		$593,614

(1)	Non-income producing security.
(2)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2008. Net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended March 31, 2008 was $233.

The Fund did not have any open financial instruments at March 31, 2008

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$629,218
Gross unrealized appreciation	19,385
Gross unrealized depreciation	(47,024)
Net unrealized depreciation	$(27,639)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective January 1, 2008.  FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

At March 31, 2008, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	Quoted Prices	$601,579	$—
Level 2	Other Significant Observable Inputs	—	—
Level 3	Significant Unobservable Inputs	—	—
Total		$601,579	$—

2

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund held no investments or other financial instruments as of December 31, 2007 whose fair value was determined using Level 3 inputs.

Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Valuations for debt obligations are derived from the pricing vendors’ proprietary pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach which considers information regarding securities with similar characteristics in order to determine the valuation for a security. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The independent service uses a proprietary model to determine the exchange rate.  Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

3

Eaton Vance Small-Cap Growth Fund as of March 31, 2008 (Unaudited)

Eaton Vance Small-Cap Growth Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its investable assets in Small-Cap Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets.  At March 31, 2008, the value of the Fund’s investment in the Portfolio was $18,598,705 and the Fund owned approximately 52.7% of the Portfolio’s outstanding interests.  The Portfolio’s Portfolio of Investments is set forth below.

Small-Cap Growth Portfolio	as of March 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.9%

Security	Shares	Value
Aerospace & Defense — 4.0%
AAR Corp. (1)	13,910	$379,326
Alliant Techsystems, Inc. (1)	5,400	559,062
Ceradyne, Inc. (1)	14,525	464,219
		$1,402,607
Beverages — 0.8%
Central European Distribution Corp. (1)	5,070	$295,023
		$295,023
Biotechnology — 1.8%
Martek Biosciences Corp. (1)	21,120	$645,638
		$645,638
Capital Markets — 2.7%
Affiliated Managers Group, Inc. (1)	4,620	$419,219
Lazard, Ltd., Class A	13,820	527,924
		$947,143
Chemicals — 2.9%
International Flavors & Fragrances, Inc.	8,890	$391,604
Terra Industries, Inc. (1)	12,455	442,526
Zep, Inc.	11,170	181,177
		$1,015,307
Commercial Banks — 1.1%
Boston Private Financial Holdings, Inc.	7,790	$82,496
Cullen/Frost Bankers, Inc.	3,110	164,954
East-West Bancorp, Inc.	8,220	145,905
		$393,355
Commercial Services & Supplies — 3.6%
Clean Harbors, Inc. (1)	3,550	$230,750
Courier Corp.	3,250	81,088
FTI Consulting, Inc. (1)	13,470	956,909
		$1,268,747
Computer Peripherals — 2.3%
Brocade Communications Systems, Inc. (1)	70,990	$518,227
Stratasys, Inc. (1)	5,680	101,104
Synaptics, Inc. (1)	7,210	172,175
		$791,506
Construction & Engineering — 2.0%
Foster Wheeler, Ltd. (1)	12,410	$702,654
		$702,654
Distributors — 1.8%
LKQ Corp. (1)	27,920	$627,362
		$627,362
Electrical Equipment — 0.3%
Valence Technology, Inc. (1)	23,280	$102,665
		$102,665

1

Electronic Equipment & Instruments — 3.5%
Daktronics, Inc.	23,375	$418,646
FLIR Systems, Inc. (1)	18,490	556,364
National Instruments Corp.	10,000	261,400
		$1,236,410
Energy Equipment & Services — 5.8%
Hornbeck Offshore Services, Inc. (1)	9,025	$412,172
ION Geophysical Corp. (1)	39,500	545,100
NATCO Group, Inc., Class A (1)	11,640	544,170
Willbros Group, Inc. (1)	17,971	549,913
		$2,051,355
Health Care Equipment & Supplies — 9.1%
Analogic Corp.	8,290	$551,617
Cooper Cos., Inc. (The)	13,811	475,513
IDEXX Laboratories, Inc. (1)	4,640	228,566
Immucor, Inc. (1)	5,690	121,425
ResMed, Inc. (1)	4,080	172,094
Sirona Dental Systems, Inc. (1)	18,140	489,236
West Pharmaceutical Services, Inc.	14,565	644,210
Wright Medical Group, Inc. (1)	22,480	542,667
		$3,225,328
Health Care Providers & Services — 1.3%
VCA Antech, Inc. (1)	16,490	$451,002
		$451,002
Household Products — 1.7%
Church & Dwight Co., Inc.	11,295	$612,641
		$612,641
Insurance — 2.9%
Philadelphia Consolidated Holding Corp. (1)	15,660	$504,252
Protective Life Corp.	12,280	498,077
		$1,002,329
IT Services — 1.1%
Euronet Worldwide, Inc. (1)	20,490	$394,637
		$394,637
Life Sciences Tools & Services — 1.7%
Bruker BioSciences Corp. (1)	39,800	$612,522
		$612,522
Machinery — 4.3%
Bucyrus International, Inc., Class A	2,970	$301,901
Kadant, Inc. (1)	21,580	634,020
Titan International, Inc.	19,040	582,814
		$1,518,735
Media — 1.5%
Central European Media Enterprises, Ltd., Class A (1)	6,100	$519,903
		$519,903
Metals & Mining — 5.2%
Cleveland-Cliffs, Inc.	5,930	$710,533
Harry Winston Diamond Corp.	10,880	260,747
IAMGOLD Corp.	67,550	495,142
Yamana Gold, Inc.	25,054	366,289
		$1,832,711

2

Multiline Retail — 2.6%
Big Lots, Inc. (1)	28,920	$644,916
Dollar Tree, Inc. (1)	9,140	252,173
		$897,089
Oil, Gas & Consumable Fuels — 14.4%
Clean Energy Fuels Corp. (1)	7,470	$99,799
Denbury Resources, Inc. (1)	29,600	845,080
Forest Oil Corp. (1)	13,250	648,720
Goodrich Petroleum Corp. (1)	18,800	565,504
Petrohawk Energy Corp. (1)	39,580	798,329
Quicksilver Resources, Inc. (1)	23,080	843,112
Range Resources Corp.	14,200	900,990
St. Mary Land & Exploration Co.	10,100	388,850
		$5,090,384
Personal Products — 1.8%
Herbalife, Ltd.	13,640	$647,900
		$647,900
Real Estate Management & Development — 0.5%
St. Joe Co. (The)	3,700	$158,841
		$158,841
Road & Rail — 2.3%
Kansas City Southern (1)	14,530	$582,798
Landstar System, Inc.	4,540	236,806
		$819,604
Semiconductors & Semiconductor Equipment — 4.8%
Advanced Energy Industries, Inc. (1)	42,630	$565,274
Intersil Corp., Class A	23,330	598,881
Verigy, Ltd. (1)	27,510	518,288
		$1,682,443
Software — 4.5%
Mentor Graphics Corp. (1)	53,260	$470,286
Parametric Technology Corp. (1)	32,645	521,667
Sybase, Inc. (1)	22,700	597,010
		$1,588,963
Specialty Retail — 1.5%
Advance Auto Parts, Inc.	15,730	$535,607
		$535,607
Trading Companies & Distributors — 2.1%
GATX Corp.	8,300	$324,281
United Rentals, Inc. (1)	22,790	429,364
		$753,645
Total Common Stocks (identified cost $29,218,471)		$33,824,056

Short-Term Investments — 4.1%

	Interest
Description	(000’s omitted)	Value
Investment in Cash Management Portfolio, 2.81% (2)	$1,454	1,453,776
Total Short-Term Investments (identified cost $1,453,776)		$1,453,776
Total Investments — 100.0% (identified cost $30,672,247)		$35,277,832
Other Assets, Less Liabilities — 0.0%		$11,462
Net Assets — 100.0%		$35,289,294

3

(1)	Non-income producing security.
(2)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments.  The rate shown is the annualized seven-day yield as of March 31, 2008. Net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended March 31, 2008 was $23,520.

The Portfolio did not have any open financial instruments at March 31, 2008.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$30,690,263
Gross unrealized appreciation	6,800,835
Gross unrealized depreciation	(2,213,266)
Net unrealized appreciation	$4,587,569

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective January 1, 2008.  FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

At March 31, 2008, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	Quoted Prices	$35,277,832	$—
Level 2	Other Significant Observable Inputs	—	—
Level 3	Significant Unobservable Inputs	—	—
Total		$35,277,832	$—

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio held no investments or other financial instruments as of December 31, 2007 whose fair value was determined using Level 3 inputs.

Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Valuations for debt obligations are derived from the pricing vendors’ proprietary pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach which considers information regarding securities with similar characteristics in order to determine the valuation for a security. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The independent service uses a proprietary model to determine the exchange rate.  Inputs to the model include reported trades and implied bid/ask spreads.  The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

4

Eaton Vance Small-Cap Value Fund	as of March 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.5%

Security	Shares	Value
Auto Components — 1.5%
BorgWarner, Inc.	6,400	$275,392
		$275,392
Capital Markets — 1.7%
OptionsXpress Holdings, Inc.	15,500	$321,005
		$321,005
Chemicals — 2.4%
RPM, Inc.	21,600	$452,304
		$452,304
Commercial Banks — 6.7%
First Midwest Bancorp, Inc.	15,900	$441,543
Hanmi Financial Corp.	17,200	127,108
Sterling Bancshares, Inc.	29,800	296,212
Trustmark Corp.	16,300	363,164
		$1,228,027
Commercial Services & Supplies — 2.7%
Pike Electric Corp. (1)	20,800	$289,744
School Specialty, Inc. (1)	6,700	211,318
		$501,062
Computer Peripherals — 1.4%
Brocade Communications Systems, Inc. (1)	35,400	$258,420
		$258,420
Containers & Packaging — 3.0%
AptarGroup, Inc.	14,200	$552,806
		$552,806
Electric Utilities — 4.5%
Cleco Corp.	17,300	$383,714
Westar Energy, Inc.	19,300	439,461
		$823,175
Electrical Equipment — 2.0%
A.O. Smith Corp.	11,500	$378,005
		$378,005
Electronic Equipment & Instruments — 1.4%
Technitrol, Inc.	11,100	$256,743
		$256,743
Energy Equipment & Services — 4.3%
Bristow Group, Inc. (1)	5,200	$279,084
Oil States International, Inc. (1)	6,600	295,746
Parker Drilling Co. (1)	33,900	218,994
		$793,824
Food & Staples Retailing — 6.8%
BJ’s Wholesale Club, Inc. (1)	15,200	$542,488
Longs Drugstores Corp.	5,800	246,268
Performance Food Group Co. (1)	14,200	464,056
		$1,252,812
Food Products — 3.8%
Chiquita Brands International, Inc. (1)	30,200	$697,922
		$697,922
Gas Utilities — 3.0%
Piedmont Natural Gas Co., Inc.	21,200	$556,712
		$556,712
Health Care Equipment & Supplies — 2.1%
West Pharmaceutical Services, Inc.	8,800	$389,224
		$389,224
Health Care Providers & Services — 2.4%
Owens & Minor, Inc.	11,500	$452,410
		$452,410

1

Hotels, Restaurants & Leisure — 1.0%
Jack in the Box, Inc. (1)	6,900	$185,403
		$185,403
Household Durables — 2.4%
Tupperware Brands Corp.	11,300	$437,084
		$437,084
Household Products — 2.1%
Church & Dwight Co., Inc.	7,000	$379,680
		$379,680
Industrial Conglomerates — 5.2%
Teleflex, Inc.	6,700	$319,657
Walter Industries, Inc.	10,200	638,826
		$958,483
Insurance — 6.7%
IPC Holdings, Ltd.	17,100	$478,800
Protective Life Corp.	11,100	450,216
Zenith National Insurance Corp.	8,400	301,224
		$1,230,240
IT Services — 0.9%
Ness Technologies, Inc. (1)	17,700	$167,973
		$167,973
Leisure Equipment & Products — 1.9%
RC2 Corp. (1)	16,600	$348,102
		$348,102
Machinery — 6.0%
Albany International Corp.	5,000	$180,700
CLARCOR, Inc.	4,800	170,640
Nordson Corp.	6,400	344,640
Wabtec Corp.	10,700	402,962
		$1,098,942
Oil, Gas & Consumable Fuels — 3.1%
Penn Virginia Corp.	7,000	$308,630
Rosetta Resources, Inc. (1)	13,500	265,545
		$574,175
Personal Products — 2.0%
Chattem, Inc. (1)	5,500	$364,870
		$364,870
Pharmaceuticals — 2.4%
Sciele Pharma, Inc. (1)	22,700	$442,650
		$442,650
Real Estate Investment Trusts (REITs) — 3.7%
Senior Housing Properties Trust	19,600	$464,520
Strategic Hotels & Resorts, Inc.	17,200	225,836
		$690,356
Semiconductors & Semiconductor Equipment — 3.1%
Diodes, Inc. (1)	12,475	$273,951
ON Semiconductor Corp. (1)	51,800	294,224
		$568,175
Software — 2.2%
Epicor Software Corp. (1)	36,000	$403,200
		$403,200
Textiles, Apparel & Luxury Goods — 1.7%
Carter’s, Inc. (1)	19,800	$319,770
		$319,770
Thrifts & Mortgage Finance — 1.4%
First Niagara Financial Group, Inc.	19,100	$259,569
		$259,569

2

Total Common Stocks (identified cost $16,143,867)	$17,618,515
Total Investments — 95.5% (identified cost $16,143,867)	$17,618,515
Other Assets, Less Liabilities — 4.5%	$833,400
Net Assets — 100.0%	$18,451,915

(1)	Non-income producing security.

The Fund did not have any open financial instruments at March 31, 2008.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$16,146,337
Gross unrealized appreciation	$2,874,182
Gross unrealized depreciation	(1,402,004)
Net unrealized appreciation	$1,472,178

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective January 1, 2008.  FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

At March 31, 2008, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	Quoted Prices	$17,618,515	$—
Level 2	Other Significant Observable Inputs	—	—
Level 3	Significant Unobservable Inputs	—	—
Total		$17,618,515	$—

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund held no investments or other financial instruments as of December 31, 2007 whose fair value was determined using Level 3 inputs.

Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Valuations for debt obligations are derived from the pricing vendors’ proprietary pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach which considers information regarding securities with similar characteristics in order to determine the valuation for a security. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The independent service uses a proprietary model to determine the exchange rate.  Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

3

Eaton Vance Special Equities Fund  as of March 31, 2008 (Unaudited)

Eaton Vance Special Equities Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its investable assets in Special Equities Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets.  At March 31, 2008, the value of the Fund’s investment in the Portfolio was $55,495,315 and the Fund owned approximately 99.9% of the Portfolio’s outstanding interests.  The Portfolio’s Portfolio of Investments is set forth below.

Special Equities Portfolio	as of March 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.9%

Security	Shares	Value
Aerospace & Defense — 4.1%
AAR Corp. (1)	22,005	$600,076
Alliant Techsystems, Inc. (1)	8,820	913,135
Ceradyne, Inc. (1)	22,995	734,920
		$2,248,131
Beverages — 0.8%
Central European Distribution Corp. (1)	7,750	$450,973
		$450,973
Biotechnology — 1.9%
Martek Biosciences Corp. (1)	34,475	$1,053,901
		$1,053,901
Capital Markets — 2.7%
Affiliated Managers Group, Inc. (1)	7,600	$689,624
Lazard, Ltd., Class A	21,770	831,614
		$1,521,238
Chemicals — 3.0%
International Flavors & Fragrances, Inc.	15,820	$696,871
Terra Industries, Inc. (1)	19,075	677,735
Zep, Inc.	17,010	275,902
		$1,650,508
Commercial Banks — 1.1%
Boston Private Financial Holdings, Inc.	12,280	$130,045
Cullen/Frost Bankers, Inc.	4,910	260,426
East-West Bancorp, Inc.	13,080	232,170
		$622,641
Commercial Services & Supplies — 3.7%
Clean Harbors, Inc. (1)	5,840	$379,600
Courier Corp.	5,100	127,245
FTI Consulting, Inc. (1)	22,110	1,570,694
		$2,077,539
Computer Peripherals — 2.3%
Brocade Communications Systems, Inc. (1)	115,940	$846,362
Stratasys, Inc. (1)	9,010	160,378
Synaptics, Inc. (1)	11,040	263,635
		$1,270,375
Construction & Engineering — 2.0%
Foster Wheeler, Ltd. (1)	19,710	$1,115,980
		$1,115,980
Distributors — 1.7%
LKQ Corp. (1)	42,760	$960,817
		$960,817
Electrical Equipment — 0.3%
Valence Technology, Inc. (1)	36,710	$161,891
		$161,891
Electronic Equipment & Instruments — 3.5%
Daktronics, Inc.	35,660	$638,671
FLIR Systems, Inc. (1)	29,330	882,540
National Instruments Corp.	15,400	402,556
		$1,923,767

1

Energy Equipment & Services — 5.8%
Hornbeck Offshore Services, Inc. (1)	14,300	$653,081
ION Geophysical Corp. (1)	65,060	897,828
NATCO Group, Inc., Class A (1)	19,190	897,133
Willbros Group, Inc. (1)	25,217	771,640
		$3,219,682
Health Care Equipment & Supplies — 9.3%
Analogic Corp.	13,130	$873,670
Cooper Cos., Inc. (The)	21,070	725,440
IDEXX Laboratories, Inc. (1)	8,190	403,439
Immucor, Inc. (1)	9,230	196,968
ResMed, Inc. (1)	6,610	278,810
Sirona Dental Systems, Inc. (1)	28,420	766,487
West Pharmaceutical Services, Inc.	23,420	1,035,867
Wright Medical Group, Inc. (1)	37,256	899,360
		$5,180,041
Health Care Providers & Services — 1.2%
VCA Antech, Inc. (1)	25,160	$688,126
		$688,126
Household Products — 1.8%
Church & Dwight Co., Inc.	18,564	$1,006,911
		$1,006,911
Insurance — 2.9%
Philadelphia Consolidated Holding Corp. (1)	24,680	$794,696
Protective Life Corp.	20,195	819,109
		$1,613,805
Internet Software & Services — 2.0%
VeriSign, Inc. (1)	33,450	$1,111,878
		$1,111,878
IT Services — 1.1%
Euronet Worldwide, Inc. (1)	32,520	$626,335
		$626,335
Life Sciences Tools & Services — 1.8%
Bruker BioSciences Corp. (1)	64,900	$998,811
		$998,811
Machinery — 4.4%
Bucyrus International, Inc., Class A	4,820	$489,953
Kadant, Inc. (1)	33,430	982,173
Titan International, Inc.	31,490	963,909
		$2,436,035
Media — 1.6%
Central European Media Enterprises, Ltd., Class A (1)	10,340	$881,278
		$881,278
Metals & Mining — 5.0%
Cleveland-Cliffs, Inc.	9,535	$1,142,484
Harry Winston Diamond Corp.	16,770	401,905
IAMGOLD Corp.	85,220	624,663
Yamana Gold, Inc.	40,654	594,362
		$2,763,414
Multiline Retail — 2.5%
Big Lots, Inc. (1)	44,220	$986,106
Dollar Tree, Inc. (1)	14,350	395,917
		$1,382,023
Oil, Gas & Consumable Fuels — 13.6%
Clean Energy Fuels Corp. (1)	11,830	$158,049
Denbury Resources, Inc. (1)	53,700	1,533,135
Forest Oil Corp. (1)	22,190	1,086,422

2

Goodrich Petroleum Corp. (1)	28,580	$859,686
Petrohawk Energy Corp. (1)	58,730	1,184,584
Quicksilver Resources, Inc. (1)	17,740	648,042
Range Resources Corp.	23,230	1,473,944
St. Mary Land & Exploration Co.	16,210	624,085
		$7,567,947
Personal Products — 1.8%
Herbalife, Ltd.	20,890	$992,275
		$992,275
Real Estate Management & Development — 0.5%
St. Joe Co. (The)	5,840	$250,711
		$250,711
Road & Rail — 2.4%
Kansas City Southern (1)	23,070	$925,338
Landstar System, Inc.	7,325	382,072
		$1,307,410
Semiconductors & Semiconductor Equipment — 4.8%
Advanced Energy Industries, Inc. (1)	64,955	$861,303
Intersil Corp., Class A	37,425	960,700
Verigy, Ltd. (1)	43,520	819,917
		$2,641,920
Software — 4.5%
Mentor Graphics Corp. (1)	84,540	$746,488
Parametric Technology Corp. (1)	52,240	834,795
Sybase, Inc. (1)	34,630	910,769
		$2,492,052
Specialty Retail — 1.5%
Advance Auto Parts, Inc.	24,900	$847,845
		$847,845
Trading Companies & Distributors — 2.3%
GATX Corp.	14,750	$576,283
United Rentals, Inc. (1)	36,060	679,370
		$1,255,653
Total Common Stocks (identified cost $46,612,422)		$54,321,913

Short-Term Investments — 2.1%

	Interest
Description	(000’s omitted)	Value
Investment in Cash Management Portfolio, 2.81% (2)	$1,162	$1,161,503
Total Short-Term Investments (identified cost $1,161,503)		$1,161,503
Total Investments — 100.0% (identified cost $47,773,925)		$55,483,416
Other Assets, Less Liabilities — 0.0%		$11,930
Net Assets — 100.0%		$55,495,346

(1)	Non-income producing security.
(2)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2008. Net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended March 31, 2008 was $17,291.

3

The Portfolio did not have any open financial instruments at March 31, 2008.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$47,749,245
Gross unrealized appreciation	11,310,892
Gross unrealized depreciation	(3,576,721)
Net unrealized appreciation	$7,734,171

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective January 1, 2008.  FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

At March 31, 2008, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	Quoted Prices	$55,483,416	$—
Level 2	Other Significant Observable Inputs	—	—
Level 3	Significant Unobservable Inputs	—	—
Total		$55,483,416	$—

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio held no investments or other financial instruments as of December 31, 2007 whose fair value was determined using Level 3 inputs.

Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Valuations for debt obligations are derived from the pricing vendors’ proprietary pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach which considers information regarding securities with similar characteristics in order to determine the valuation for a security. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The independent service uses a proprietary model to determine the exchange rate.  Inputs to the model include reported trades and implied bid/ask spreads.  The daily valuation of exchange traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

4

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust

By:	/s/Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	May 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	May 21, 2008

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	May 21, 2008